PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
PROPERTY AND EQUIPMENT, NET
Depreciation expense for property and equipment	$ 12,147	$ 10,543